Note 15 (Tables)	12 Months Ended
Dec. 31, 2024
Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk [Abstract]
Derivatives Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk [Table Text Block]
The breakdown of the balance of these headings in the consolidated balance sheets is as follows:

Derivatives – Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk (Millions of Euros)
	2024	2023	2022
ASSETS
Derivatives - Hedge accounting	1,158	1,482	1,891
Fair value changes of the hedged items in portfolio hedges of interest rate risk	(65)	(97)	(148)
LIABILITIES
Derivatives - Hedge accounting	2,503	2,625	3,303
Fair value changes of the hedged items in portfolio hedges of interest rate risk	—	—	—

Derivatives Hedge accounting breakdown by type of risk and type of hedge [Table Text Block]
The details of the net positions by hedged risk of the fair value of the hedging derivatives recognized in the consolidated balance sheets are as follows:

Derivatives - Hedge accounting. Breakdown by type of risk and type of hedge (Millions of Euros)
	Notes	2024		2023		2022
		Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Interest rate		257	344	422	364	656	376
OTC		257	344	422	364	656	376
Organized market		—	—	—	—	—	—
Equity		—	—	—	—	—	—
OTC		—	—	—	—	—	—
Organized market		—	—	—	—	—	—
Foreign exchange and gold		73	93	221	31	259	83
OTC		73	93	221	31	259	83
Organized market		—	—	—	—	—	—
Credit		—	—	—	—	—	—
Commodities		—	—	—	—	—	—
Other		—	—	—	—	—	—
FAIR VALUE HEDGES		330	437	644	395	915	459
Interest rate		618	1,513	490	2,048	470	2,763
OTC		615	1,513	483	2,048	454	2,763
Organized market		3	—	7	—	16
Equity		—	—	—	—	—	—
Foreign exchange and gold		142	431	291	41	239	46
OTC		142	431	291	41	239	45
Organized market		—	—	—	1	—	1
Credit		—	—	—	—	—	—
Commodities		—	—	—	—	—	—
Other		—	—	—	—	—	—
CASH FLOW HEDGES		760	1,944	781	2,089	708	2,809
HEDGE OF NET INVESTMENTS IN A FOREIGN OPERATION		66	122	27	136	213	26
PORTFOLIO FAIR VALUE HEDGES OF INTEREST RATE RISK		2	—	3	5	7	8
PORTFOLIO CASH FLOW HEDGES OF INTEREST RATE RISK		—	—	27	—	48	1
DERIVATIVES-HEDGE ACCOUNTING	8.1	1,158	2,503	1,482	2,625	1,891	3,303
of which: OTC - credit institutions		932	2,005	1,237	2,404	1,577	2,911
of which: OTC - other financial corporations		223	499	237	221	297	391

Hedged items in fair value hedges [Table Text Block]
Below there is a breakdown of the items covered by fair value hedges:

Hedged items in fair value hedges (Millions of Euros)
	Carrying amount		Hedge adjustments included in the carrying amount of assets/liabilities ⁽¹⁾		Remaining adjustments for discontinued micro hedges including hedges of net positions ⁽¹⁾		Hedged items in portfolio hedge of interest rate risk		Recognized ineffectiveness in profit or loss
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
ASSETS
Financial assets measured at fair value through other comprehensive income	10,449	11,308	(409)	(652)	155	172	—	—	16	(5)
Debt securities	10,449	11,308	(409)	(652)	155	172	—	—
Interest rate	10,446	11,308	(409)	(652)	155	172	—	—
Foreign exchange and gold	2	—	—	—	—	—	—	—
Other	—	—	—	—	—	—	—	—
Loans and advances	—	—	—	—	—	—	—	—
Interest rate	—	—	—	—	—	—	—	—
Foreign exchange and gold	—	—	—	—	—	—	—	—
Other	—	—	—	—	—	—	—	—
Financial assets measured at amortized cost	3,003	3,248	(16)	(114)	519	685	753	936	(2)	14
Debt securities	2,232	2,304	(48)	(119)	519	685	—	—
Interest rate	2,232	2,304	(48)	(119)	519	685	—	—
Foreign exchange and gold	—	—	—	—	—	—	—	—
Loans and advances	771	944	32	5	—	—	753	936
Interest rate	757	944	32	5	—	—	753	936
Foreign exchange and gold	14	—	—	—	—	—	—	—
LIABILITIES
Financial liabilities measured at amortized costs	45,613	47,180	96	509	1	—	—	—	(5)	(20)
Debt securities issued	42,521	37,916	172	600	1	—	—	—
Interest rate	42,521	37,915	172	600	1	—	—	—
Foreign exchange and gold	—	1	—	—	—	—	—	—
Deposits	3,092	9,263	(75)	(91)	—	—	—	—
Interest rate	3,092	9,258	(75)	(91)	—	—	—	—
Foreign exchange and gold	—	5	—	—	—	—	—	—
(1) The balance of discontinued hedges is not significant.
Calendar of the notional maturities of the hedging instruments [Table Text Block]
The following is the breakdown, by their notional maturities, of the hedging instruments as of December 31, 2024:

Calendar of the notional maturities of the hedging instruments (Millions of Euros)
	Up to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total
FAIR VALUE HEDGES	5,183	10,799	23,509	20,530	60,021
Of which: Interest rate	5,160	10,650	22,903	20,023	58,735
CASH FLOW HEDGES	4,280	16,775	13,346	5,286	39,687
Of which: Interest rate	4,280	16,577	11,689	2,801	35,348
HEDGE OF NET INVESTMENTS IN A FOREIGN OPERATION	12,222	861	—	150	13,234
PORTFOLIO FAIR VALUE HEDGES OF INTEREST RATE RISK	893	179	1,364	406	2,841
PORTFOLIO CASH FLOW HEDGES OF INTEREST RATE RISK	—	—	—	47	47
DERIVATIVES-HEDGE ACCOUNTING	22,579	28,614	38,218	26,419	115,830